TRANSACTIONS BORNE BY CARBON REVOLUTION	12 Months Ended
Jun. 30, 2023
TRANSACTIONS BORNE BY CARBON REVOLUTION [Abstract]
TRANSACTIONS BORNE BY CARBON REVOLUTION
7.	TRANSACTIONS BORNE BY CARBON REVOLUTION

Carbon Revolution Limited paid for Director & Officer insurance in the amount of US$ 223,125 (translating to € 207,930) (2022 and 2021 - €Nil). The Company incurred other administrative costs of €22,171 in relation to the year ended 30 June 2023 (2022 – €Nil; 2021 - €Nil) which Carbon Revolution Limited has paid. The Company has been advised by Carbon Revolution Limited that it will not seek recovery of these amounts.